JPMorgan Realty Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 98.3%

Apartments — 25.2%
American Homes 4 Rent, Class A, REIT	1,267	30,934
AvalonBay Communities, Inc., REIT	278	56,392
Equity LifeStyle Properties, Inc., REIT	750	91,238
Equity Residential, REIT	1,461	111,860
Essex Property Trust, Inc., REIT	339	98,910
Invitation Homes, Inc., REIT	1,936	49,628
Mid-America Apartment Communities, Inc., REIT	896	102,257
National Retail Properties, Inc., REIT	1,427	76,385
Realty Income Corp., REIT	170	11,914

		629,518

Diversified — 8.2%
Cousins Properties, Inc., REIT	3,122	28,256
Cushman & Wakefield plc*	800	13,488
VICI Properties, Inc., REIT	2,483	55,082
WP Carey, Inc., REIT	1,289	107,006

		203,832

Health Care — 9.8%
HCP, Inc., REIT	3,585	113,688
Healthcare Trust of America, Inc., Class A, REIT	2,423	69,767
Ventas, Inc., REIT	969	62,289

		245,744

Hotels — 4.7%
Host Hotels & Resorts, Inc., REIT	3,368	61,002
MGM Growth Properties LLC, Class A, REIT	1,079	33,165
Pebblebrook Hotel Trust, REIT	879	24,450

		118,617

Industrial — 22.5%
CoreSite Realty Corp., REIT	327	38,166
Digital Realty Trust, Inc., REIT	802	94,402
Equinix, Inc., REIT	245	119,209
Liberty Property Trust, REIT	1,269	60,256
Prologis, Inc., REIT	2,638	194,352
Terreno Realty Corp., REIT	1,238	56,599

		562,984

Office — 13.4%
Boston Properties, Inc., REIT	142	18,590
Brandywine Realty Trust, REIT	2,579	38,966
Douglas Emmett, Inc., REIT	1,637	65,947
Empire State Realty Trust, Inc., Class A, REIT	768	11,795
Highwoods Properties, Inc., REIT	882	38,703
Hudson Pacific Properties, Inc., REIT	1,187	39,663
JBG SMITH Properties, REIT	1,591	62,822
SL Green Realty Corp., REIT	233	20,015
VEREIT, Inc., REIT	4,371	38,818

		335,319

Regional Malls — 0.4%
Macerich Co. (The), REIT	293	10,640

Shopping Centers — 4.9%
Brixmor Property Group, Inc., REIT	2,105	36,097
Federal Realty Investment Trust, REIT	277	36,169
Saul Centers, Inc., REIT	18	970
Weingarten Realty Investors, REIT	1,712	48,270

		121,506

Software — 1.3%
InterXion Holding NV (Netherlands)*	451	33,267

Storage — 7.9%
Americold Realty Trust, REIT	444	13,895
Public Storage, REIT	565	134,373
Rexford Industrial Realty, Inc., REIT	1,277	48,289

		196,557

TOTAL COMMON STOCKS (Cost $2,061,836)		2,457,984

SHORT-TERM INVESTMENTS — 1.5%

INVESTMENT COMPANIES — 1.5%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.43%(a)(b)(Cost $36,306)	36,295	36,305

Total Investments — 99.8% (Cost $2,098,142)		2,494,289
Other Assets Less Liabilities — 0.2%		5,546

Net Assets — 100.0%		2,499,835

Percentages indicated are based on net assets.

JPMorgan Realty Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Abbreviations
REIT	Real Estate Investment Trust
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2019.
*	Non-income producing security.

A. Valuation of Investments – The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,494,289	$–	$–	$2,494,289

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers into and out of level 3 for the period ended May 31, 2019.

B. Investment Transactions with Affiliates – The Fund invested in an Underlying Fund which is advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Included in the purchases and sales amounts in the table below are exchanges between certain share classes of the Underlying Funds. Amounts in the table below are in thousands.

Realty Income Fund

For the period ended May 31, 2019
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2019	Shares at May 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.43%(a)(b)	$—	$176,508	$140,203	$—	$—	$36,305	36,295	$121	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares(a)	79,576	105,758	185,334	—	—	—	—	151	—

Total	$79,576	$282,266	$325,537	$—	$—	$36,305		$272	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2019.

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 94.4%

Auto Components — 2.9%
American Axle & Manufacturing Holdings, Inc.*	1,514	15,309
Cooper-Standard Holdings, Inc.*	1,032	39,901
Gentherm, Inc.*	1,505	56,274
Tenneco, Inc., Class A	2,987	29,691

		141,175

Banks — 20.8%
Bancorp, Inc. (The)*	1,752	15,595
Brookline Bancorp, Inc.	3,112	44,659
First Hawaiian, Inc.	1,066	26,527
First Horizon National Corp.	13,982	187,497
First Midwest Bancorp, Inc.	3,698	72,080
FNB Corp.	7,179	78,972
Hope Bancorp, Inc.	6,061	78,007
Investors Bancorp, Inc.	17,641	183,643
KeyCorp	8,759	139,879
Simmons First National Corp., Class A	1,112	25,364
TCF Financial Corp.	3,902	74,375
Texas Capital Bancshares, Inc.*	809	46,360
United Bankshares, Inc.	1,552	55,519

		1,028,477

Building Products — 2.8%
Armstrong World Industries, Inc.	223	19,782
Builders FirstSource, Inc.*	2,493	35,095
JELD-WEN Holding, Inc.*	3,009	56,845
Resideo Technologies, Inc.*	1,370	26,961

		138,683

Capital Markets — 1.9%
Apollo Investment Corp.	716	11,114
Artisan Partners Asset Management, Inc., Class A	848	20,059
Janus Henderson Group plc (United Kingdom)	2,172	44,130
Waddell & Reed Financial, Inc., Class A	1,279	20,657

		95,960

Chemicals — 4.9%
Cabot Corp.	1,852	73,971
Celanese Corp.	940	89,216
Koppers Holdings, Inc.*	1,551	41,361
Trinseo SA	1,008	37,150

		241,698

Commercial Services & Supplies — 5.1%
Brink’s Co. (The)	1,145	88,191
Civeo Corp.*	2,188	2,975
Clean Harbors, Inc.*	435	27,918
Copart, Inc.*	296	21,144
Covanta Holding Corp.	4,031	67,963
Herman Miller, Inc.	1,264	44,875

		253,066

Communications Equipment — 1.6%
ADTRAN, Inc.	1,637	25,676
CommScope Holding Co., Inc.*	3,247	52,446

		78,122

Construction & Engineering — 1.4%
Granite Construction, Inc.	1,739	69,881

Construction Materials — 0.9%
Eagle Materials, Inc.	500	43,051

Containers & Packaging — 5.6%
Crown Holdings, Inc.*	2,550	141,348
Graphic Packaging Holding Co.	10,446	135,801

		277,149

Diversified Consumer Services — 0.4%
Sotheby’s*	563	18,965

Electric Utilities — 2.1%
El Paso Electric Co.	1,249	72,695
Portland General Electric Co.	555	29,337

		102,032

Electronic Equipment, Instruments & Components — 3.0%
Avnet, Inc.	712	29,088
Dolby Laboratories, Inc., Class A	729	45,205
Flex Ltd.*	2,090	18,685
MTS Systems Corp.	1,006	54,605

		147,583

Energy Equipment & Services — 2.0%
KLX Energy Services Holdings, Inc.*	1,226	24,154
Patterson-UTI Energy, Inc.	4,457	47,373
TETRA Technologies, Inc.*	5,900	9,087
US Silica Holdings, Inc.	1,956	20,301

		100,915

Equity Real Estate Investment Trusts (REITs) — 9.1%
Alexander & Baldwin, Inc.	1,253	28,896
Brixmor Property Group, Inc.	5,726	98,193
Chatham Lodging Trust	2,349	44,718
Colony Capital, Inc.	9,940	51,589
Franklin Street Properties Corp.	5,770	41,772
Kite Realty Group Trust	2,340	35,573
Pebblebrook Hotel Trust	548	15,254
PotlatchDeltic Corp.	537	18,077
Rayonier, Inc.	1,961	55,196
Retail Properties of America, Inc., Class A	2,133	25,359
Ryman Hospitality Properties, Inc.	438	35,032

		449,659

Food & Staples Retailing — 0.3%
Sprouts Farmers Market, Inc.*	766	15,353

Health Care Technology — 1.3%
Allscripts Healthcare Solutions, Inc.*	6,811	66,273

Hotels, Restaurants & Leisure — 0.2%
Bloomin’ Brands, Inc.	504	9,741

Household Durables — 1.0%
TRI Pointe Group, Inc.*	1,960	24,104
Tupperware Brands Corp.	1,242	23,131

		47,235

Household Products — 2.0%
Energizer Holdings, Inc.	2,439	99,791

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Insurance — 6.3%
Assured Guaranty Ltd.	844	34,503
CNO Financial Group, Inc.	7,227	113,538
Enstar Group Ltd. (Bermuda)*	127	20,797
National General Holdings Corp.	2,990	67,931
White Mountains Insurance Group Ltd.	73	71,544

		308,313

IT Services — 1.3%
Cardtronics plc, Class A*	724	21,870
Sykes Enterprises, Inc.*	1,622	40,164

		62,034

Machinery — 3.5%
Actuant Corp., Class A	1,016	22,496
Harsco Corp.*	863	21,566
Hyster-Yale Materials Handling, Inc.	447	19,644
Kennametal, Inc.	2,047	62,945
Terex Corp.	1,727	46,238

		172,889

Marine — 1.3%
Matson, Inc.	1,898	64,946

Media — 0.6%
John Wiley & Sons, Inc., Class A	702	29,315

Metals & Mining — 1.3%
Commercial Metals Co.	4,689	62,604

Mortgage Real Estate Investment Trusts (REITs) — 0.4%
AG Mortgage Investment Trust, Inc.	1,267	19,534

Oil, Gas & Consumable Fuels — 1.9%
PBF Energy, Inc., Class A	341	9,011
Range Resources Corp.	3,734	29,204
WPX Energy, Inc.*	5,238	56,356

		94,571

Paper & Forest Products — 0.6%
PH Glatfelter Co.	2,044	29,799

Pharmaceuticals — 0.9%
Prestige Consumer Healthcare, Inc.*	1,456	42,257

Software — 1.2%
ACI Worldwide, Inc.*	466	14,652
Verint Systems, Inc.*	803	45,588

		60,240

Specialty Retail — 1.2%
Designer Brands, Inc., Class A	3,174	57,423

Technology Hardware, Storage & Peripherals — 1.2%
NCR Corp.*	1,897	58,045

Textiles, Apparel & Luxury Goods — 0.8%
Columbia Sportswear Co.	428	40,173

Trading Companies & Distributors — 2.6%
Applied Industrial Technologies, Inc.	665	36,122
Beacon Roofing Supply, Inc.*	1,574	54,391
MRC Global, Inc.*	2,646	39,165

		129,678

TOTAL COMMON STOCKS (Cost $4,592,765)		4,656,630

SHORT-TERM INVESTMENTS — 6.0%

INVESTMENT COMPANIES — 6.0%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.43%(a)(b)(Cost $295,640)	295,552	295,640

Total Investments — 100.4% (Cost $4,888,405)		4,952,270
Liabilities in Excess of Other Assets — (0.4%)		(17,925)

Net Assets — 100.0%		4,934,345

Percentages indicated are based on net assets.

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2019.
*	Non-income producing security.

A. Valuation of Investments – The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,952,270	$–	$–	$4,952,270

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers into and out of level 3 for the period ended May 31, 2019.

B. Investment Transactions with Affiliates – The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended May 31, 2019
Security Description	Value at August 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2019	Shares at May 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.43%(a)(b)	$—	$432,153	$136,513	$—	$—	$295,640	295,552	$1,244	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, (a)	92,184	1,117,945	1,210,129	—	—	—	—	2,042	—

Total	$92,184	$1,550,098	$1,346,642	$—	$—	$295,640		$3,286	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2019.